Time Deposits and Other Time Liabilities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
TIME DEPOSITS AND OTHER TIME LIABILITIES

NOTE 17

TIME DEPOSITS AND OTHER TIME LIABILITIES

As of December 31, 2019 and 2018, the composition of the line item time deposits and other liabilities is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Deposits and other demand liabilities
Checking accounts	8,093,108	6,794,132
Other deposits and demand accounts	741,103	709,711
Other demand liabilities	1,463,221	1,237,574

Subtotal	10,297,432	8,741,417

Time deposits and other time liabilities
Time deposits	13,064,932	12,944,846
Time savings account	123,787	118,587
Other time liabilities	4,098	4,386

Subtotal	13,192,817	13,067,819
Total	23,490,249	21,809,236